Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)		12 Months Ended
		Dec. 31, 2022 Agreement $ / shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding		1,478,300	1,705,497	1,786,817
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options		1,000,348
Non-Exercisable Options		477,952
Total Options Outstanding		1,478,300
Weighted Average Remaining Contractual Life		3 years 2 months 12 days
Options [member] | 26.24 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 26.24
Exercisable Options		114,610
Total Options Outstanding		114,610
Weighted Average Remaining Contractual Life		2 months 12 days
Options [member] | 27.64 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 27.64
Exercisable Options		3,660
Total Options Outstanding		3,660
Weighted Average Remaining Contractual Life		2 months 12 days
Options [member] | 30.82 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 30.82
Exercisable Options		4,477
Total Options Outstanding		4,477
Weighted Average Remaining Contractual Life		1 year 6 months
Options [member] | 32.61 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 32.61
Exercisable Options		53,435
Total Options Outstanding		53,435
Weighted Average Remaining Contractual Life		2 years 2 months 12 days
Options [member] | 32.93 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 32.93
Exercisable Options		358,050
Total Options Outstanding		358,050
Weighted Average Remaining Contractual Life		1 year 2 months 12 days
Options [member] | 33.25 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 33.25
Exercisable Options		35,375
Total Options Outstanding		35,375
Weighted Average Remaining Contractual Life		1 year 2 months 12 days
Options [member] | 33.47 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 33.47
Exercisable Options		327,495
Total Options Outstanding		327,495
Weighted Average Remaining Contractual Life		2 years 2 months 12 days
Options [member] | 49.86 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 49.86
Exercisable Options		83,596
Non-Exercisable Options		160,386
Total Options Outstanding		243,982
Weighted Average Remaining Contractual Life		5 years 2 months 12 days
Options [member] | 54.11 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 54.11
Exercisable Options		19,650
Non-Exercisable Options		40,176
Total Options Outstanding		59,826
Weighted Average Remaining Contractual Life		5 years 2 months 12 days
Options [member] | 60.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 60
Non-Exercisable Options		224,520
Total Options Outstanding		224,520
Weighted Average Remaining Contractual Life		6 years 2 months 12 days
Options [member] | 63.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 63.6
Non-Exercisable Options		52,870
Total Options Outstanding		52,870
Weighted Average Remaining Contractual Life		6 years 2 months 12 days

[1]	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3544, being the Cdn$/US$ exchange rate at December 31, 2022.